This is filed pursuant to Rule 497(e).
File Nos. 333-85164 and 811-21064.

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                                                  AllianceBernstein Growth Funds
                                  -AllianceBernstein Global Research Growth Fund
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Supplement dated April 1, 2007 to the Prospectus dated November 1, 2006 of the AllianceBernstein(R) Growth Funds that offers Class A, Class B, Class C and Advisor Class shares of AllianceBernstein Global Research Growth Fund and to the Prospectus dated November 1, 2006 that offers Class A, Class R, Class K and Class I shares of AllianceBernstein Global Research Growth Fund.

The following information supplements certain information in the Prospectuses under the heading "Management of the Funds - Portfolio Managers".

As of April 1, 2007, Eric Hewitt and Paul Vogel replace Scott E. McElroy as research sector heads with responsibility for the day-to-day management of AllianceBernstein Global Research Growth Fund. Norman M. Fidel, Jane E. Schneirov, Janet A. Walsh, Thomas A. Schmitt and Frances X. Suozzo continue as research sector heads with responsibility for the day-to-day management of the Fund. The following table sets forth the length of time that Messrs. Hewitt and Vogel have been primarily responsible for the Fund, and each person's principal occupation during the past five years:

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Employee; Year; Title                    Principal Occupation(s) During the Past Five
                                         (5) Years
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Eric Hewitt; since April 2007;           Vice President of the Adviser, with which he
Vice President of AllianceBernstein      has been associated in a substantially
L.P. (the "Adviser")                     similar capacity to his current position
                                         since prior to 2002.

Paul Vogel; since April 2007; Senior     Senior Vice President of the Adviser, with
Vice President of the Adviser            which he has been associated in a
                                         substantially similar capacity to his
                                         current position since prior to 2002.

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This Supplement should be read in conjunction with the Prospectus for the Fund.

You should retain this Supplement with your Prospectus for future reference.

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